Mar. 19, 2021
KraneShares MSCI China Environment Index ETF
KraneShares MSCI China Environment Index ETF (the “Fund”)
KRANE SHARES TRUST

KraneShares MSCI China Environment Index ETF
(the “Fund”)

Supplement dated March 19, 2021 to the currently effective Summary Prospectus, Statutory
Prospectus, and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and the Statement of Additional Information for the Fund and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020.

1.
The name of the KraneShares MSCI China Environment Index ETF has changed to KraneShares MSCI China Clean Technology Index ETF. Accordingly, all references to the KraneShares MSCI China Environment Index ETF are replaced with KraneShares MSCI China Clean Technology Index ETF.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components and securities underlying depositary receipts included in the Underlying Index. The Underlying Index is a modified, free float adjusted market capitalization weighted index (subject to the modifications below) designed to track the equity market performance of Chinese companies that derive at least a majority of their revenues from environmentally beneficial products and services, as determined by MSCI Inc., the provider of the Underlying Index. The Underlying Index is intended to provide exposure to Chinese issuers in the industrial, utility, real estate and technology sectors that focus on “clean technologies,” which contribute to a more environmentally sustainable economy by making more efficient use of scarce natural resources or by mitigating environmental degradation. Securities of companies in the Underlying Index derive at least 50% of their revenues from products and services related to: (1) alternative energy; (2) sustainable water; (3) green building; (4) pollution prevention; and (5) energy efficiency. The issuers included in the Underlying Index may include small-cap, mid-cap and large-cap companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.